Share Capital Authorized and Issued - Schedule of Common Shares Information (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares, issued (in shares)	82,728,333	96,651,534
Common stock, shares, outstanding (in shares)	82,728,333	96,651,534